Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2016	2015	2014

Sales	$-	$112	$169
Cost of sales	-	406	1,017
Gross loss	-	(294)	(848)
Selling, general and administrative expenses	129	459	621
Research and development expenses	-	22	100
Total operating expenses	129	481	721
Operating loss	(129)	(775)	(1,569)
Other income	6	47	45
Loss from discontinued operations before gain on disposition and provision for income taxes	(123)	(728)	(1,524)
Gain on disposal of Tangshan Yian	2,461	-	-
Provision for income taxes	-	-	-
Income (loss) from discontinued operations, net of income tax	$2,338	$(728)	$(1,524)

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheets as of December 31, 2015:

December 31,
2015
Cash and cash equivalents	$143
Prepaid land lease payments	128
Property, plant and equipment	1,450
Other assets held for sale	76
Total assets held for sale	1,797

Accounts payable and accrued liabilities	217
Other liabilities held for sale	26
Total liabilities held for sale	$243